CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net (loss)/income	¥ 13,172	$ 1,910	¥ (3,103,465)	¥ (1,392,930)
Other comprehensive (loss)/income, net of tax:
Change in cumulative foreign currency translation adjustments	72,703	10,541	(73,936)	(74,562)
Unrealized gains on available-for-sale investments (net of tax effect of RMB9,867, RMB8,598 and RMB8,703 for the years ended December 31, 2020, 2021 and 2022, respectively)	39,729	5,760	48,191	67,231
Transfer to statements of operations of realized gains on available-for-sale investments (net of tax effect of RMB9,654, RMB8,302 and RMB509 for the years ended December 31, 2020, 2021 and 2022, respectively)	(33,383)	(4,840)	(57,461)	(70,403)
Total comprehensive (loss)/income attributable to Gaotu Techedu Inc.	¥ 92,221	$ 13,371	¥ (3,186,671)	¥ (1,470,664)